S000028164 [Member] Investment Strategy - DoubleLine Core Fixed Income Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income instruments. Fixed income instruments include, but are not limited to, bonds, debt securities, and other fixed income and income-producing instruments of any kind issued or guaranteed by governmental or private-sector entities. Such instruments may include, among others, securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations; mortgage-backed securities of any kind, including commercial and residential mortgage-backed securities; asset-backed securities; foreign securities (corporate and government, including foreign hybrid securities); emerging market securities (corporate and government); fixed and floating rate loans of any kind (including, among others, bank loans, assignments, participations, subordinated loans, debtor-in-possession loans, exit facilities, delayed funding loans and revolving credit facilities); and other securities bearing fixed or variable interest rates of any maturity.
The Fund may invest in fixed income instruments of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P Global Ratings or Ba1 or lower by Moody’s Investors Service, Inc. or the equivalent by any other nationally recognized statistical rating organization. Corporate bonds and certain other fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” Such “junk bonds” also may be considered to possess some speculative characteristics. The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Adviser to be of comparable quality, and credit default swaps of companies in the high yield universe. The Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality, and accordingly may invest without limit in such investments.
The Fund may invest up to 5% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the portfolio managers believe the restructured enterprise valuations or liquidation valuations may exceed current market values. The Fund may invest a portion of its assets in inverse floaters and interest-only and principal-only securities.
The Fund may also invest a portion of its assets in fixed income instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in emerging market countries. An “emerging market country” is a country that, at the time the Fund invests in the related instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index, such as the J.P. Morgan or Bank of America suite of emerging market indices (e.g., the JP Morgan GBI-EM Global Diversified Index or the ICE Bank of America Broad Local Emerging Markets non-Sovereign Index).
The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described above by investing in other investment companies, including, for example, other open-end or closed-end investment companies and exchange-traded funds (“ETFs”), including investment companies sponsored, advised or sub-advised by the Adviser or its related parties (“other DoubleLine funds”). The amount of the Fund’s investment in certain investment companies may be limited by law or by tax considerations.
In managing the Fund’s portfolio, the portfolio managers typically use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include, among other factors, consideration of the Adviser’s view of the following: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current fiscal policy.
The portfolio managers utilize active asset allocation in managing the Fund’s investments.
The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a dollar-weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates as determined by the Adviser. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.
The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may use derivatives transactions with the purpose or effect of creating investment leverage. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, or other indicators of value, or to hedge against portfolio exposures. The Fund may also engage in short sales or take short positions, either to adjust its duration or for other investment purposes. The Fund’s investments in derivative instruments and other investments that provide exposure to investments suggested by the Fund’s name, or that provide investment exposure to one or more market risk factors associated with the investment focus that the Fund’s name suggests, are included in the Fund’s 80% basket. In determining the value of the Fund’s assets for purposes of its 80% investment policy, the Fund will value each derivative instrument using the instrument’s notional amount.
Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio managers’ sell target.